Right-of-Use Asset/Lease Liability	12 Months Ended
Jun. 30, 2025
Right-of-Use Asset/Lease Liability [Abstract]
RIGHT-OF-USE ASSET/LEASE LIABILITY

5. RIGHT-OF-USE ASSET/LEASE LIABILITY

Office space

	June 30, 2025	June 30, 2024
	RM	RM

Right-of-use asset
Cost

As of July 1 and June 30	503,272	503,272

Accumulated depreciation

As of July 1	(368,318)	(243,746)
Charge for the year	(124,572)	(124,572)
As of June 30	(492,890)	(368,318)

Net carrying amount	10,382	134,954

	June 30, 2025	June 30, 2024
	RM	RM
Lease liability

As of July 1	138,899	260,592
Interest charged	4,055	10,307
	142,954	270,899
Payment of:
- principal	(127,945)	(121,693)
- interest	(4,055)	(10,307)
	(132,000)	(132,000)
Net carrying amount	10,954	138,899

At the end of the year

Represented by:
Current liabilities	10,954	127,945
Non-current liabilities	-	10,954
	10,954	138,899
(a)	The Group lease an office space in the location which it operates. The lease of the office space comprised fixed payment over the lease term.

(b)	The right-of-use asset is initially measured at cost, which comprise the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date of the lease. After initial recognition, right-of-use asset is stated at cost less accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of the lease liability.

The right-of-use asset is depreciated on the straight-line basis over the earlier of the estimated useful lives of the right-of-use asset or the end of the lease term. The lease terms for office space are two (2) years. In May 2023, the Group has renewed the lease for the existing office premise for two (2) years.

(c)	The Group has certain leases of premises and equipment with lease term of twelve (12) months or less, and low value leases of office equipment of USD 5,000 and below. The Group applies the “short-term lease” and “lease of low-value-assets” exemptions for these leases.

(d)	The following are the amounts recognized in profit or loss:

	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM
Administrative expenses:
- depreciation of right-of-use asset	124,572	124,572	126,945
- expense relating to short-term leases	951,060	81,756	96,000
- expense relating to leases of low-value assets	4,190	6,360	6,095

Finance costs:
- interest expense on lease liability	4,055	10,307	4,235

(e)	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:

	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
June 30, 2025

Lease liability	5.02	11,000	-	11,000

June 30, 2024

Lease liability	3.88-5.02	132,000	11,000	143,000

(f)	The Group leases several assets that include extension and termination options. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. Management determines whether these extension and termination options are reasonably certain to be executed.

As at June 30, 2025, there are no undiscounted potential future rental payments that are not included in the lease term.

(g)	For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:

	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

As of July 1	138,899	260,592	388,357

Cash flows	(132,000)	(132,000)	(132,000)

Interest expense of lease liability	4,055	10,307	4,235

As of June 30	10,954	138,899	260,592